Statement of Cash Flows	12 Months Ended
Dec. 31, 2024
Non Cash Transactions [Abstract]
Statement of Cash Flows
48.	Statement of Cash Flows

(1)	Significant non-cash transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:

Transactions		2022	2023	2024
		In millions of won
Transfer from construction-in-progress to other assets	￦	13,723,972	10,090,726	15,059,467
Recognition of asset retirement cost and related provision for decommissioning costs		3,497,866	(292,120)	1,821,415
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		417,687	379,011	463,388
Transfer from long-term borrowings to current portion of long-term borrowings		3,637,428	5,779,487	8,417,793
Transfer from debt securities to current portion of debt securities		10,201,149	24,674,525	26,901,367
Transfer from inventory to stored nuclear fuel		738,720	827,279	1,002,036
Transfer of right-of-use assets due to change in accounting policy and others		197,016	261,862	132,495

(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2023 and 2024 are as follows:

		2023
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings	￦	15,420,176	4,406,382	—	13,094	19,839,652
Debt securities		105,185,189	8,286,542	—	320,447	113,792,178
Lease liabilities		4,163,143	(574,239)	253,495	(34,519)	3,807,880
Derivative liabilities (assets), net		(591,471)	332,263	—	(294,939)	(554,147)

	￦	124,177,037	12,450,948	253,495	4,083	136,885,563

		2024
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings	￦	19,839,652	604,841	—	214,888	20,659,381
Debt securities		113,792,178	(4,211,164)	—	2,293,005	111,874,019
Lease liabilities		3,807,880	(612,828)	119,161	385,243	3,699,456
Derivative liabilities (assets), net		(554,147)	545,483	—	(2,397,674)	(2,406,338)

	￦	136,885,563	(3,673,668)	119,161	495,462	133,826,518